Income Taxes - Summary of Components of Income (Loss) Before Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (5,950,862)	$ (4,780,607)	$ (4,772,727)
Foreign	(2,519,799)	(2,250,905)	(2,354,648)
Loss before income taxes	$ (8,470,661)	$ (7,031,512)	$ (7,127,375)